INTANGIBLE ASSETS - Disclosure of Reconciliation of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 11,261
Intangible assets, Ending Balance	14,806	$ 11,261
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	12,874	12,504
Additions	322	610
Acquisitions through business combinations	4,536	171
Dispositions	(155)	(173)
Assets reclassified as held for sale		(1)
Foreign currency translation	(449)	(237)
Intangible assets, Ending Balance	17,128	12,874
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(1,613)	(945)
Amortization expense	(841)	(752)
Dispositions	73	90
Foreign currency translation	59	(6)
Intangible assets, Ending Balance	(2,322)	(1,613)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,854
Intangible assets, Ending Balance	1,817	1,854
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,035	1,968
Additions	165	496
Acquisitions through business combinations	0	0
Dispositions	0	0
Assets reclassified as held for sale		0
Foreign currency translation	(146)	(429)
Intangible assets, Ending Balance	2,054	2,035
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(181)	(171)
Amortization expense	(71)	(59)
Dispositions	0	0
Foreign currency translation	15	49
Intangible assets, Ending Balance	(237)	(181)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	5,094
Intangible assets, Ending Balance	7,526	5,094
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	5,842	5,760
Additions	0	0
Acquisitions through business combinations	3,028	55
Dispositions	(64)	(68)
Assets reclassified as held for sale		0
Foreign currency translation	(187)	95
Intangible assets, Ending Balance	8,619	5,842
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(748)	(414)
Amortization expense	(420)	(361)
Dispositions	25	68
Foreign currency translation	50	(41)
Intangible assets, Ending Balance	(1,093)	(748)
Computer software, patents trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,240
Intangible assets, Ending Balance	3,859	3,240
Indefinite life intangible assets	1,470	900
Computer software, patents trademarks and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,788	3,511
Additions	104	107
Acquisitions through business combinations	899	90
Dispositions	(66)	(5)
Assets reclassified as held for sale		(1)
Foreign currency translation	(116)	86
Intangible assets, Ending Balance	4,609	3,788
Computer software, patents trademarks and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(548)	(282)
Amortization expense	(257)	(263)
Dispositions	36	4
Foreign currency translation	19	(7)
Intangible assets, Ending Balance	(750)	(548)
Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	137
Intangible assets, Ending Balance	113	137
Loyalty program | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	169	158
Additions	0	0
Acquisitions through business combinations	0	0
Dispositions	0	0
Assets reclassified as held for sale		0
Foreign currency translation	(7)	11
Intangible assets, Ending Balance	162	169
Loyalty program | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(32)	(26)
Amortization expense	(11)	(2)
Dispositions	0	0
Foreign currency translation	(6)	(4)
Intangible assets, Ending Balance	(49)	(32)
Brand names
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	423
Intangible assets, Ending Balance	1,008	423
Brand names | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	451	409
Additions	3	0
Acquisitions through business combinations	605	10
Dispositions	(23)	0
Assets reclassified as held for sale		0
Foreign currency translation	23	32
Intangible assets, Ending Balance	1,059	451
Brand names | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(28)	(12)
Amortization expense	(14)	(8)
Dispositions	12	0
Foreign currency translation	(21)	(8)
Intangible assets, Ending Balance	(51)	(28)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	323
Intangible assets, Ending Balance	339	323
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	357	471
Additions	50	7
Acquisitions through business combinations	4	16
Dispositions	(2)	(100)
Assets reclassified as held for sale		0
Foreign currency translation	(18)	(37)
Intangible assets, Ending Balance	391	357
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(34)	(39)
Amortization expense	(20)	(20)
Dispositions	0	18
Foreign currency translation	2	7
Intangible assets, Ending Balance	(52)	(34)
Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	190
Intangible assets, Ending Balance	144	190
Value of insurance contracts acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	232	227
Additions	0	0
Acquisitions through business combinations	0	0
Dispositions	0	0
Assets reclassified as held for sale		0
Foreign currency translation	2	5
Intangible assets, Ending Balance	234	232
Value of insurance contracts acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(42)	(1)
Amortization expense	(48)	(39)
Dispositions	0	0
Foreign currency translation	0	(2)
Intangible assets, Ending Balance	$ (90)	$ (42)